Property, Plant and Equipment - Components (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (1,754)	$ (1,391)
Property, plant and equipment, net	60	423
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,814	$ 1,814